Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net profit	$ 2,088	$ 11,501	$ 11,853
Adjustments for:
Income tax expense (benefit)	(85)	(118)	88
Depreciation	1,108	1,111	939
Finance costs	150	149	72
Interest income	(78)	(80)	(65)
Operating profit before working capital changes	3,183	12,563	12,887
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	91	(106)	(37)
Trade receivables	233	(95)	913
Prepayments and other current assets	8	(5)
Trade payables	28
Accruals and other payables	(159)	425	(27)
Income tax payable	(148)	(146)	(158)
Cash generated from operating activities	3,236	12,636	13,578
Investing activities
Interest received	78	80	65
Payments for and deposits paid for acquisition of property, plant and equipment	(258)	(1,763)	(2)
Cash used in investing activities	(180)	(1,683)	63
Financing activities
Proceeds from bank borrowings		141
Repayments of bank borrowings	(139)
Issue of shares upon listing	8,050
Share issuance expenses	(1,166)
Interest paid	(137)	(136)	(61)
Amounts due to related parties	334	609	474
Lease payments	(27)	(29)	(29)
Cash generated from financing activities	6,915	585	384
Increase in cash and cash equivalents	9,971	11,538	14,025
Cash and cash equivalents at the beginning of the year	34,166	23,174	10,793
Effect of exchange rate changes	(1,122)	(546)	(1,644)
Cash and cash equivalents at the end of the year	43,015	34,166	23,174
Supplemental disclosure of cash flows information
Cash paid during the year for income tax	148	146	158
Cash paid during the year for interest	$ 137	$ 136	$ 61